Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
	CEO (1)		Other NEOs (1)
Year	NEO Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Average NEO Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based on TSR (4)	Net Income (Loss) (5)
2024	$26,027	$26,027	$36,000	$36,000	$27.80	$4,103,067

Named Executive Officers, Footnote

(1)	Our principal executive officer for 2024 was our CEO, William Alessi. Our named executive officer other than our CEO (“Other NEOs”) was Rodney Sperry (CFO).

(2)	Reflects, for our CEO, the total compensation reported in the Named Executive Officer Compensation Table and for the Other NEOs, the average total compensation reported in the Named Executive Officer Compensation Table in the fiscal year indicated.

(3)	The Named Executive Officer Compensation Table totals did not require equity award adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in the year. During the measurement period, none of the NEOs were granted equity awards or otherwise had equity awards outstanding. Named Executive Officer Compensation Table totals for the year consist solely of salary and/or consulting fees paid to the NEOs each year.

(4)	For each fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2023, through December 31, 2024, for the 2024 fiscal year.

(5)	Represents the amount of net income attributable to the Company reflected in our consolidated financial statements for the covered fiscal year.

PEO Total Compensation Amount	$ 26,027	[1],[2]
PEO Actually Paid Compensation Amount	26,027	[1],[3]
Non-PEO NEO Average Total Compensation Amount	36,000	[1],[2]
Non-PEO NEO Average Compensation Actually Paid Amount	36,000	[1],[3]
Total Shareholder Return Amount	27.80	[4]
Net Income (Loss) Attributable to Parent	$ 4,103,067	[5]
PEO Name	William Alessi

[1]	Our principal executive officer for 2024 was our CEO, William Alessi. Our named executive officer other than our CEO (“Other NEOs”) was Rodney Sperry (CFO).
[2]	Reflects, for our CEO, the total compensation reported in the Named Executive Officer Compensation Table and for the Other NEOs, the average total compensation reported in the Named Executive Officer Compensation Table in the fiscal year indicated.
[3]	The Named Executive Officer Compensation Table totals did not require equity award adjustments to arrive at the “Compensation Actually Paid to the CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” in the year. During the measurement period, none of the NEOs were granted equity awards or otherwise had equity awards outstanding. Named Executive Officer Compensation Table totals for the year consist solely of salary and/or consulting fees paid to the NEOs each year.
[4]	For each fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in our common stock from December 31, 2023, through December 31, 2024, for the 2024 fiscal year.
[5]	Represents the amount of net income attributable to the Company reflected in our consolidated financial statements for the covered fiscal year.